VANECK DIGITAL INDIA ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.1%
Capital Goods : 2.2%
IndiaMart InterMesh Ltd. 144A 7,498 $ 158,426
Zen Technologies Ltd. 11,502 158,055
316,481
Commercial & Professional Services : 3.1%
Computer Age Management
Services Ltd. 64,444 430,409
Underline
Consumer Discretionary Distribution &
Retail : 1.4%
Cartrade Tech Ltd.* 11,318 198,608
Underline
Consumer Durables & Apparel : 4.3%
Dixon Technologies India Ltd. 5,749 595,531
Underline
Consumer Services : 16.4%
Eternal Ltd.* 424,281 1,043,827
MakeMyTrip Ltd. * 12,847 479,065
Swiggy Ltd.* 262,146 727,417
2,250,309
Energy : 8.3%
Reliance Industries Ltd. 144A
(GDR) 19,585 1,151,432
Underline
Financial Services : 20.0%
Angel One Ltd. 165,430 404,049
Indian Energy Exchange Ltd.
144A 166,907 203,948
Jio Financial Services Ltd. 369,383 882,283
Kfin Technologies Ltd. 26,010 244,030
Number
of Shares Value
Financial Services (continued)
One 97 Communications Ltd. * 59,512 $ 607,770
SBI Cards & Payment Services
Ltd. 61,847 414,351
2,756,431
Insurance : 6.1%
PB Fintech Ltd.* 55,624 845,514
Underline
Media & Entertainment : 6.6%
Affle 3i Ltd.* 16,467 253,894
Info Edge India Ltd. 63,818 659,531
913,425
Software & Services : 1.8%
Tata Technologies Ltd. 45,384 246,202
Underline
Technology Hardware & Equipment : 4.6%
Kaynes Technology India Ltd.* 7,145 262,561
Redington Ltd. 136,170 291,900
Tejas Networks Ltd. 144A 21,239 87,587
642,048
Telecommunication Services : 24.3%
Bharti Airtel Ltd. 60,055 1,141,248
Bharti Hexacom Ltd. 19,498 316,206
HFCL Ltd. 258,644 186,826
Indus Towers Ltd. * 154,585 688,203
Tata Communications Ltd. 30,378 431,703
Vodafone Idea Ltd.* 6,286,499 569,969
3,334,155
Total Common Stocks
(Cost: $13,915,155) 13,680,545
Total Investments: 99.1%
(Cost: $13,915,155) 13,680,545
Other assets less liabilities: 0.9% 120,647
NET ASSETS: 100.0% $ 13,801,192
Definitions:
GDR Global Depositary Receipt
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $1,601,393, or 11.6% of net assets.

VANECK DIGITAL INDIA ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 13,680,545
Capital Goods $ — $ 316,481 $ — $ 316,481
Commercial & Professional
Services — 430,409 — 430,409
Consumer Discretionary
Distribution & Retail — 198,608 — 198,608
Consumer Durables & Apparel — 595,531 — 595,531
Consumer Services 479,065 1,771,244 — 2,250,309
Energy — 1,151,432 — 1,151,432
Financial Services 414,351 2,342,080 — 2,756,431
Insurance — 845,514 — 845,514
Media & Entertainment — 913,425 — 913,425
Software & Services — 246,202 — 246,202
Technology Hardware &
Equipment — 642,048 — 642,048
Telecommunication Services 431,703 2,902,452 — 3,334,155
Total Investments $ 1,325,119 $ 12,355,426 $ — $ 13,680,545